Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	12.5 – 33
Manufacturing equipment	7
Furniture and equipment	7– 15
Leasehold improvements	*
*Over the shorter of the expected lease term or estimated useful lives.

	December 31, 2024	December 31, 2023
Manufacturing equipment	$585	$582
Furniture and equipment	10,410	10,461
Leasehold improvements	8,043	7,465
Computers and software	37,993	30,641
	57,031	49,149

Less—accumulated depreciation	(40,036)	(33,253)
	$16,995	$15,896